Borrowings - Long-Term Debt, Components (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Borrowings
Long-term debt excluding finance lease obligations	$ 62,003		$ 43,155
Finance lease obligations	204	$ 200	41
Long-term debt, gross	62,207		43,196
Less: net unamortized discount	881		802
Less: net unamortized debt issuance cost	142		76
Add: fair value adjustment	440		337
Total	61,624		42,656
Less: current maturities	7,522		7,051
Total long-term debt (excluding current portion)	$ 54,102		35,605
Finance lease obligations, interest rate	2.00%
U.S. dollars
Borrowings
Long-term debt, gross	$ 44,594		30,091
Euros
Borrowings
Long-term debt excluding finance lease obligations	$ 14,306		10,011
Debt instrument, weighted-average interest rate (as a percent)	1.30%
Pound sterling
Borrowings
Long-term debt excluding finance lease obligations	$ 1,390		1,338
Debt instrument, weighted-average interest rate (as a percent)	2.70%
Japanese yen
Borrowings
Long-term debt excluding finance lease obligations	$ 1,339		1,325
Debt instrument, weighted-average interest rate (as a percent)	0.30%
Other
Borrowings
Long-term debt excluding finance lease obligations	$ 375		390
Debt instrument, weighted-average interest rate (as a percent)	6.10%
Maturing 2019 | U.S. dollars
Borrowings
Long-term debt, gross			5,465
Debt instrument, weighted-average interest rate (as a percent)	3.00%
Maturing 2020 | U.S. dollars
Borrowings
Long-term debt, gross	$ 4,326		4,344
Debt instrument, weighted-average interest rate (as a percent)	2.30%
Maturing 2021 | U.S. dollars
Borrowings
Long-term debt, gross	$ 8,498		5,529
Debt instrument, weighted-average interest rate (as a percent)	2.50%
Maturing 2022 | U.S. dollars
Borrowings
Long-term debt, gross	$ 6,289		3,529
Debt instrument, weighted-average interest rate (as a percent)	2.60%
Maturing 2023 | U.S. dollars
Borrowings
Long-term debt, gross	$ 2,388		2,428
Debt instrument, weighted-average interest rate (as a percent)	3.30%
Maturing 2024 | U.S. dollars
Borrowings
Long-term debt, gross	$ 5,045		2,037
Debt instrument, weighted-average interest rate (as a percent)	3.30%
Maturing 2025 | U.S. dollars
Borrowings
Long-term debt, gross	$ 636		600
Debt instrument, weighted-average interest rate (as a percent)	6.70%
Maturing 2026 | U.S. dollars
Borrowings
Long-term debt, gross	$ 4,350		1,350
Debt instrument, weighted-average interest rate (as a percent)	3.30%
Maturing 2027 | U.S. dollars
Borrowings
Long-term debt, gross	$ 969		969
Debt instrument, weighted-average interest rate (as a percent)	4.70%
Maturing 2028 | U.S. dollars
Borrowings
Long-term debt, gross	$ 313		313
Debt instrument, weighted-average interest rate (as a percent)	6.50%
Maturing 2029 | U.S. dollars
Borrowings
Long-term debt, gross	$ 3,250
Debt instrument, weighted-average interest rate (as a percent)	3.50%
Maturing 2032 | U.S. dollars
Borrowings
Long-term debt, gross	$ 600		600
Debt instrument, weighted-average interest rate (as a percent)	5.90%
Maturing 2038 | U.S. dollars
Borrowings
Long-term debt, gross	$ 83		83
Debt instrument, weighted-average interest rate (as a percent)	8.00%
Maturing 2039 | U.S. dollars
Borrowings
Long-term debt, gross	$ 2,745		745
Debt instrument, weighted-average interest rate (as a percent)	4.50%
Maturing 2042 | U.S. dollars
Borrowings
Long-term debt, gross	$ 1,107		1,107
Debt instrument, weighted-average interest rate (as a percent)	4.00%
Maturing 2045 | U.S. dollars
Borrowings
Long-term debt, gross	$ 27		27
Debt instrument, weighted-average interest rate (as a percent)	7.00%
Maturing 2046 | U.S. dollars
Borrowings
Long-term debt, gross	$ 650		650
Debt instrument, weighted-average interest rate (as a percent)	4.70%
Maturing 2049 | U.S. dollars
Borrowings
Long-term debt, gross	$ 3,000
Debt instrument, weighted-average interest rate (as a percent)	4.30%
Maturing 2096 | U.S. dollars
Borrowings
Long-term debt, gross	$ 316		$ 316
Debt instrument, weighted-average interest rate (as a percent)	7.10%